Receivables and Other Current Assets - Billed and Unbilled Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 8,334	€ 10,969
Impairment	(2,549)	(2,798)
Unbilled receivables
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	2,098	2,680
Impairment	(15)	(19)
Amount not overdue invoiced
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	2,538	3,978
Impairment	(117)	(242)
Less than 90 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	903	1,299
Impairment	(126)	(195)
Between 90 and 180 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	350	504
Impairment	(146)	(201)
Between 180 and 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	474	602
Impairment	(326)	(440)
More than 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	1,971	1,906
Impairment	€ (1,819)	€ (1,701)